Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Cash Flows Provided by (Used in) Operating Activities
Net Income		$ 1,962	$ 1,866	$ 4,100	$ 3,158
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(66)	(81)	(124)	(94)
Depreciation of premises and equipment		245	240	498	484
Depreciation of other assets		3	8	7	17
Amortization of intangible assets		296	276	584	555
Provision for credit losses (Note 3)		1,054	705	2,065	1,332
Deferred taxes		65	(376)	236	(264)
Share of (profit) loss in associates and joint ventures		2	(67)	(47)	(105)
Changes in operating assets and liabilities:
Trading securities		2,722	(18,684)	(5,370)	(35,759)
Derivative assets		7,520	(9,197)	(782)	5,730
Derivative liabilities		(10,570)	9,189	(2,187)	(4,759)
Current income taxes		146	(203)	170	124
Accrued interest receivable and payable		(166)	427	(415)	839
Insurance-related liabilities		(203)	(141)	568	1,901
Brokers, dealers and clients receivable and payable		(2,899)	1,595	(2,216)	4,368
Other items and accruals, net		6,473	1,818	(2,698)	(3,408)
Deposits		(12,363)	9,621	(21,405)	29,208
Loans		(3,307)	(7,825)	(2,001)	(4,152)
Securities sold but not yet purchased		10,577	(1,965)	18,635	(1,367)
Securities lent or sold under repurchase agreements		769	10,392	9,029	15,051
Securities borrowed or purchased under resale agreements		(12,182)	(440)	(9,271)	(2,576)
Securitization and structured entities' liabilities		6,729	6,830	12,303	9,687
Net Cash Provided by (Used in) Operating Activities		(3,193)	3,988	1,679	19,970
Cash Flows (Used in) Financing Activities
Net increase (decrease) in liabilities of subsidiaries		279	(2,433)	(715)	(6,768)
Proceeds from issuance of subordinated debt		1,250		1,250
Proceeds from issuance of preferred shares, net of issuance costs (Note 6)			1,350		1,350
Redemption of preferred shares (Note 6)				(300)
Net proceeds from issuance of common shares (Note 6)		20	10	64	31
Net sale of treasury shares		22	9	15	8
Common shares repurchased for cancellation (Note 6)		(963)		(1,136)
Cash dividends and distributions paid		(1,224)	(669)	(2,507)	(1,414)
Cash dividends paid to non-controlling interest		(3)	(3)	(3)	(3)
Repayment of lease liabilities		(78)	(93)	(138)	(185)
Net Cash (Used in) Financing Activities		(697)	(1,829)	(3,470)	(6,981)
Cash Flows Provided by (Used in) Investing Activities
Interest bearing deposits with banks		(20)	(35)	432	(238)
Purchases of securities, other than trading		(16,819)	(15,917)	(35,375)	(40,218)
Maturities of securities, other than trading		8,682	6,000	25,382	13,089
Proceeds from sales of securities, other than trading		3,984	12,078	13,111	17,267
Net purchases of premises and equipment and software		(439)	(327)	(825)	(719)
Net Cash Provided by (Used in) Investing Activities		(4,612)	1,799	2,725	(10,819)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(2,596)	1,252	(670)	(235)
Net increase (decrease) in Cash and Cash Equivalents		(11,098)	5,210	264	1,935
Cash and Cash Equivalents at Beginning of Period		76,460	74,659	65,098	77,934
Cash and Cash Equivalents at End of Period		65,362	79,869	65,362	79,869
Net cash provided by operating activities includes:
Interest paid in the period	[1]	10,423	10,808	22,100	21,481
Income taxes paid in the period		826	658	1,306	1,077
Interest received in the period		14,807	15,151	30,920	30,476
Dividends received in the period		$ 637	$ 642	$ 1,363	$ 1,191

[1]	Includes dividends paid on securities sold but not yet purchased.